LEASES - Supplemental cash flows information (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lessee, Lease, Description [Line Items]
Operating cash outflows from operating leases	[1]	$ 34,752	$ 16,085	$ 56,024
Operating leases		$ 42,707	$ 76,584	$ 56,610
Maximum
Lessee, Lease, Description [Line Items]
Lease term		50 years
Minimum
Lessee, Lease, Description [Line Items]
Lease term		40 years	40 years	40 years
Use Rights
Lessee, Lease, Description [Line Items]
Prepayments for land use right		$ 10,900	$ 0	$ 49,237

[1]	For the years ended December 31, 2023, 2022 and 2021, this amount includes prepayments for land use rights of US$10,900, nil and US$49,237, respectively, with lease terms of 40 years to 50 years.